Bonus Programs - Summary of Number of Shares Held by the Trust (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FEMSA UBD [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,278,460	2,945,209
Shares acquired by the administrative trust to employees	1,441,838	913,846
Shares released from administrative trust to employees upon vesting	1,470,633	1,580,595
Ending balance	2,249,665	2,278,460
KOFL UBL [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	697,226	935,899
Shares acquired by the administrative trust to employees	456,077	262,909
Shares released from administrative trust to employees upon vesting	400,456	501,582
Ending balance	752,847	697,226